Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS II
Prospectus Date	rr_ProspectusDate	May 01, 2021
Document Creation Date	dei_DocumentCreationDate	Jan. 05, 2022